SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Redeemable Non-Controlling Interests
The following table provides a reconciliation of the beginning and ending amount of the redeemable non-controlling interests for the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019

Balance at the beginning of the year	$3,048	$1,755
Adjustment to the redemption value of redeemable non-controlling interests	158	576
Net income attributable to redeemable non-controlling interests	365	552
Foreign currency translation adjustments	255	165
Dividend to redeemable non-controlling interests	(1,935)	-
Purchase of redeemable non-controlling interests	(1,891)	-

	$-	$3,048

Schedule of Annual Depreciation Rates
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Buildings	3 - 4
Machinery and equipment	10 - 33 (mainly 10%)
Motor vehicles	15
Promotional displays	15 - 50
Office furniture and equipment	6 - 33
Leasehold improvements	By the shorter of the term of the lease or the useful life of the assets

Schedule of Intangible Assets Amortization Rates
Intangible assets were amortized based on the straight-line method or acceleration method, at the following weighted average annual rates:

%

Patents	10
Technology	12.5 - 26.7
Customer relationships	10.3 - 36.4
Backlog	50 - 100

Schedule of Fair Value Assumptions for Stock Options
The following assumptions were used in the Binomial option pricing model for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018

Dividend yield	0%	0%	0
Expected volatility	33.56%-36.45%	33.76%-38.31%	37.11%-43.98%
Risk-free interest	0.32%-1.51%	1.42%-2.68%	2.5%-2.86%
Contractual term	5-7 years	5-7 years	5-7 years
Forfeiture rate	10%	10%-12%	10%
Suboptimal exercise multiple	1.29	1.32	1.32-1.33

Schedule of Product Warranty Accrual
The following table provides the detail of the change in the Company's warranty accrual, which is a component of other accrued liabilities in the consolidated balance sheets for the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019

Warranty provision, beginning of year	$1,571	$1,360
Charged to costs and expenses relating to new sales	415	374
Costs of warranties granted	(615)	(278)
Foreign currency translation adjustments	129	115

Warranty provision, end of year	$1,500	$1,571

Schedule of Changes in Allowance for Credit Losses Related to Accounts
Changes in the Company's allowance for credit losses related to accounts receivables during the three years ended December 31, 2020, 2019 and 2018 are as follows:

	Year ended December 31,
	2020	2019	2018

Balance at the beginning of the year	$2,119	$2,751	$1,557
Credit losses expenses during the year	378	141	1,453
Customer write-offs/collections during the year, net	(416)	(790)	(204)
Exchange rate	36	17	(55)

	$2,117	$2,119	$2,751

Schedule of Accumulated Other Comprehensive Income
The total accumulated other comprehensive income (loss), net was comprised as follows:

	Year ended December 31,
	2020	2019	2018

Foreign currency translation adjustments	$34	$(627)	$(1,827)

Total accumulated other comprehensive income (loss)	$34	$(627)	$(1,827)